Subsequent Events - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended		78 Months Ended	84 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended					1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jun. 18, 2010 Series C Convertible Preferred Stock [Member]	May 14, 2010 Series C Convertible Preferred Stock [Member]	Dec. 31, 2010 Series C Convertible Preferred Stock [Member]	Feb. 28, 2013 Subsequent Events [Member]	Feb. 28, 2013 Subsequent Events [Member] Conversion Condition One [Member] Minimum [Member]	Feb. 28, 2013 Subsequent Events [Member] Automatic annual increases, to be added on January 1 of each year from January 1, 2014 through and including January 1, 2023 [Member]	Feb. 28, 2013 2012 Term B Loan [Member]	Dec. 20, 2012 2012 Term B Loan [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Second Tranche [Member]	Dec. 31, 2012 2012 Term B Loan [Member] Second Tranche [Member] Installment	Feb. 28, 2013 2012 Term B Loan [Member] Series C Convertible Preferred Stock [Member] Second Tranche [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Debt Issuance [Member] Installment	Feb. 28, 2013 2012 Term B Loan [Member] Debt Issuance [Member] Second Tranche [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Debt Issuance [Member] Series C Convertible Preferred Stock [Member] Second Tranche [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Subsequent Events [Member] Series C Convertible Preferred Stock [Member] Second Tranche [Member]
Subsequent Event [Line Items]
Debt, borrowing	$ 3,000,000	$ 6,200,000	$ 8,000,000	$ 15,750,000	$ 18,750,000									$ 3,000,000				$ 3,000,000
Term Loan interest rate												9.00%	9.00%				9.00%
Term loan, number of installments of principal and accrued interest															33
Debt, stated interest rate at maturity date														2.90%	2.90%		2.90%
Stock issued upon immediate exercise of warrant						1,361,337	174,056,785	175,418,122								233,372			233,372	233,372
Warrant, expiration date																10 years			10 years	10 years
Warrant to purchase shares of preferred stock																233,372			233,372	233,372
Warrant, exercise price per share																0.2571			0.2571	0.2571
Preferred Stock conversion rate									0.345
Amount of Gross proceed threshold from consummation of initial public offering that would result in automatic conversion of preferred stock										$ 50,000,000
Maximum threshold Of shares outstanding for determining availability Of grants									5,000,000		3,000,000
Percentage threshold Of shares outstanding for determining availability Of grants									8.50%		4.00%